Operating profit/(loss) (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of Detailed Information About Profit (Loss) from Operating Activities
Operating profit /(loss) is stated after charging:

		Successor	Successor	Successor	Successor	Predecessor
		Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	Note	€m	€m	€m	€m	€m
Staff costs	8	257.4	264.5	160.2	—	88.8
Depreciation of property, plant and equipment	12	35.9	43.3	20.3	—	11.3
Impairment of property, plant and equipment	12	0.3	1.4	3.2	—	—
Impairment of goodwill and brands	13	—	—	—	—	55.0
Amortization of software and brands	13	6.5	7.8	1.5	—	1.2
Operating lease charges		15.0	14.6	4.2	—	3.2
Exchange (gains)/losses		(1.2)	(3.3)	5.2	88.9	(9.0)
Fair value loss on financial assets at fair value through profit and loss		—	—	4.9	—	—
Research & development expenditure		15.4	13.3	12.1	—	7.2
Inventories recognized as an expense within cost of goods sold		1,273.3	1,282.6	608.9	—	389.3